Leases - Schedule of Future Minimum Lease Payments under Non-Cancellable Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Payments under Non-Cancellable Leases [Abstract]
2026	$ 257
2027	262
2028	185
Total operating lease payments	704
Less: imputed interest	(57)
Present value of lease liabilities	$ 647